Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
ESG Aware Conservative Allocation ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 19.9%
(a)
iShares ESG Aware MSCI USA ETF ....... 13,468 $ 1,234,477
iShares ESG Aware MSCI USA Small-Cap ETF 3,831 120,485
1,354,962
Domestic Fixed Income — 70.1%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 107,590 4,784,527
International Equity — 9.9%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 7,084 474,132
iShares ESG Aware MSCI EM ETF ........ 7,048 207,000
681,132
Total Long-Term Investments — 99.9%
(Cost: $8,397,000) ................................ 6,820,621
Security Shares Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33%
(a)(b)
.................. 19,742 $ 19,742
Total Short-Term Securities — 0.3%
(Cost: $19,742) .................................. 19,742
Total Investments — 100.2%
(Cost: $8,416,742) ................................ 6,840,363
Liabilities in Excess of Other Assets — (0.2) % ............. (11,214)
Net Assets — 100.0% ............................... $ 6,829,149
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............. $ — $ 15
(b)
$ — $ (15) $ — $ — — $ 19
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,602 — (860)
(b)
— — 19,742 19,742 289 —
iShares ESG Aware MSCI EAFE
ETF ................. 549,860 1,457 (19,548) (3,795) (53,842) 474,132 7,084 — —
iShares ESG Aware MSCI EM
ETF ................. 243,678 604 (6,467) (2,046) (28,769) 207,000 7,048 — —
iShares ESG Aware MSCI USA
ETF ................. 1,402,155 3,675 (43,383) (6,049) (121,921) 1,234,477 13,468 5,549 —
iShares ESG Aware MSCI USA
Small-Cap ETF ......... 149,704 372 (5,859) (1,652) (22,080) 120,485 3,831 529 —
iShares ESG Aware U.S.
Aggregate Bond ETF ..... 4,974,128 94,465 (13,078) (801) (270,187) 4,784,527 107,590 41,474 —
$ (14,358) $ (496,799) $ 6,840,363 $ 47,860 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
ESG Aware Conservative Allocation ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 6,820,621 $ — $ — $ 6,820,621
Short-Term Securities
Money Market Funds ...................................... 19,742 — — 19,742
$ 6,840,363 $ — $ — $ 6,840,363
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International